UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Koch Industries, Inc.
Address: 4111 East 37th Street North
         Wichita, Kansas  67220

13F File Number:  28-10337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Dinkel
Title:     Controller
Phone:     316-828-6486

Signature, Place, and Date of Signing:

  /S/   Richard Dinkel     Wichita, Kansas     June  , 2004


The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities, exercises investment discretion with respect to such securities or is a member of any group with respect to such securities.


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


THIS AMENDMENT IS BEING FILED TO ADD CERTAIN SECURITY
POSITIONS OVER WHICH KOCH INDUSTRIES, INC. MAY HAVE
INVESTMENT DISCRETION.  THESE SECURITY POSITIONS ARE IN
ADDITION TO THOSE SHOWN ON THE FORM 13F ORIGINALLY
FILED BY KOCH INDUSTRIES, INC.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     1

Form13F Information Table Value Total:     $900 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     COHEN&ST RLTY    464287564      900    10030 SH       SOLE                    10030        0        0